Subsequent events (Details) - shares	1 Months Ended
	Feb. 28, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding		549,493,174	560,518,755	559,548,724
Class A Common shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares to be Repurchased	2,500,000